                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM EUROLAND GROWTH FUND
                             AIM JAPAN GROWTH FUND
                            AIM MID CAP EQUITY FUND
                          AIM NEW PACIFIC GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                       Supplement dated January 24, 2000
         to the Statement of Additional Information dated May 3, 1999, as supplemented June 30, 1999, August 5, 1999, October 1, 1999 and January 3, 2000


This supplement supersedes and replaces in its entirety the supplements dated January 3, 2000, October 1, 1999, August 5, 1999 and June 30, 1999.

Effective September 1, 1999, the name of AIM Europe Growth Fund was changed to AIM Euroland Growth Fund ("Euroland Fund").

Effective September 1, 1999, the following replaces in their entirety the second and third paragraphs under the heading "INVESTMENT POLICIES" on page 5 of the Statement of Additional Information:

           "Pacific Fund's primary investment area includes: Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand. Euroland Fund's primary investment area includes countries that are members of the European Economic and Monetary Union (the "EMU"). As of June 30, 1999, the members of the EMU were Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain.

           Each of Pacific Fund and Japan Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its primary investment area. Such investments may include: (a) securities of issuers in countries that are not located in the primary investment area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such primary investment area; and (b) securities of issuers located elsewhere in the world that have operations in the primary investment area or that stand to benefit from political or economic events in the primary investment area. Euroland Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled in developed countries outside of its primary investment area. Accordingly, the Funds are regional funds for investors interested in more geographically concentrated investments but, in the case of Pacific Fund and Euroland Fund, still desiring to diversify across multiple markets."

The following paragraph replaces in its entirety the sixth paragraph under the heading "SELECTION OF INVESTMENTS" on page 6 of the Statement of Additional
Information:

    "Mid Cap Fund. The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled in the United States that, at the time of purchase, have market capitalizations outside the range of market capitalizations of companies that are included in the Russell Midcap Index(tm). In addition, the Fund may invest up to 35% of its total assets in investment grade debt securities of United States issuers including U.S. government and corporate debt securities.

    The Fund may invest up to 25% of its total assets in the securities of issuers domiciled outside the United States, including (i) issuers linked by tradition, economic markets, cultural similarities or geography to the United States; and (ii) issuers located elsewhere in the world that have operations in the United States or that stand to benefit from political or economic events in the United States. Foreign securities may include foreign government securities and corporate debt securities, Samurai and Yankee bonds, Euro bonds and Depositary Receipts."

The following paragraph replaces in its entirety the paragraph under the heading "INVESTMENT POLICIES--INVESTMENTS IN OTHER INVESTMENT COMPANIES" on page 6 of the Statement of Additional Information:

           "With respect to certain countries, investments by a Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by AIM or its affiliates) with local governmental approval to invest in those countries. To the extent that a Fund invests in such investment companies, the prices paid by the Fund and the proceeds to the Fund upon sale of the shares may reflect premiums above or discounts to the net asset value of the assets owned by such investment companies. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets. The Funds may invest in other investment companies to the extent permitted by the 1940 Act, rules and regulations thereunder, and any applicable exemptive orders granted by the SEC. Under an exemptive order granted by the SEC, each Fund is permitted to, and intends to, invest its cash (and cash collateral received in connection with the lending of portfolio securities) in shares of money market investment companies advised by AIM or its affiliates ("Affiliated Money Market Funds"), provided that those investments do not exceed 25% of the total assets of such Fund. In general, a purchase of investment company securities may result in the duplication of fees and expenses. With respect to a Fund's purchase of shares of Affiliated Money Market Funds, the Fund will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds."

The following replaces in its entirety the first paragraph under the heading "INVESTMENT POLICIES--BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS" on page 9 of the Statement of Additional Information:

           "Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Each Fund may not make additional investments if borrowings exceed 5% of its total assets. A Fund may borrow in connection with meeting requests for the redemption of a Fund's shares. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow."

The following is added as the new first paragraph under the heading "INVESTMENT POLICIES--TEMPORARY DEFENSIVE STRATEGIES" on page 10 of the Statement of Additional Information:

           "In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes."

The following is added as a new section before the heading "EXECUTION OF PORTFOLIO TRANSACTIONS--PORTFOLIO TRADING AND TURNOVER" on page 27 of the Statement of Additional Information:

     "ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") SECURITIES TRANSACTIONS

           From time to time, certain of the mutual funds managed by AIM or A I M Capital Management, Inc. (collectively, "AIM Funds") may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund may also be considered for purchase by one or more other AIM Funds. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's investment objective, policies and strategies, the liquidity of the AIM Fund if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds in a manner designed to be fair and equitable for the eligible AIM Funds, and so that there is equal allocation of IPOs over the longer term. Where multiple funds are eligible, rotational participation may occur, based on the extent to which an AIM Fund has participated in previous IPOs as well as the size of the AIM Fund. Each eligible AIM Fund with an asset level of less than $500 million will be placed in one of three tiers, depending upon its asset level. The AIM Funds in the tier containing funds with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's net assets. This process continues until all of the AIM Funds in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds not receiving a full Allocation, the Allocation may be made only to certain AIM Funds so that each may receive close to or exactly 40 basis points.

           Any AIM Funds with substantially identical investment objectives and policies will participate in syndicates in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds will be placed. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund."


The following replaces in its entirety the table appearing under the heading "MANAGEMENT-TRUSTEES AND EXECUTIVE OFFICERS" on page 27 of the Statement of Additional Information:

-------------------------------  ---------------------------  -----------------------------------------------------------

                                    POSITIONS HELD WITH       PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
   NAME, ADDRESS AND AGE                 REGISTRANT

-------------------------------  ---------------------------  -----------------------------------------------------------
*ROBERT H. GRAHAM (53)             Trustee, Chairman and      Director, President and Chief Executive Officer, A I M
                                         President            Management Group  Inc.; Director and President, A I M
                                                              Advisors, Inc.; Director and Senior Vice President, A I M
                                                              Capital Management, Inc., A I M Distributors,  Inc., A I M
                                                              Fund  Services,  Inc. and Fund  Management Company; and
                                                              Director and Chief Executive Officer, Managed Products,
                                                              AMVESCAP PLC.

-------------------------------  ---------------------------  -----------------------------------------------------------

C. DEREK ANDERSON (58)                    Trustee             Senior Managing Partner, Plantagenet Capital Management,
220 Sansome Street                                            LLC (an investment partnership); Chief Executive Officer,
Suite 400                                                     Plantagenet Holdings, Ltd. (an investment banking firm);
San Francisco, CA 94104                                       and Director, Premium Wear, Inc. (formerly  Munsingwear,
                                                              Inc.) (a casual apparel company), 'R' Homes, Inc., Big
                                                              Online, Inc., Champagne Albert Le Brun and various other
                                                              privately owned companies.

-------------------------------  ---------------------------  -----------------------------------------------------------

FRANK S. BAYLEY (60)                      Trustee             Partner, law firm of Baker & McKenzie; Trustee, The
Two Embarcadero Center                                        Badgley Funds; and Director and Chairman, C. D. Stimson
Suite 2400                                                    Company (a private investment company).
San Francisco, CA 94111

-------------------------------  ---------------------------  -----------------------------------------------------------

RUTH H. QUIGLEY (64)                      Trustee             Private investor; and President, Quigley Friedlander &
1055 California Street                                        Co., Inc. (a financial  advisory  services firm) from 1984
San Francisco, CA 94108                                       to 1986.

-------------------------------  ---------------------------  -----------------------------------------------------------

MELVILLE B. COX (56)                   Vice President         Vice President and Chief Compliance Officer, A I M
                                                              Advisors, Inc., A I M Capital Management, Inc., A I M
                                                              Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                              Management Company.

-------------------------------  ---------------------------  -----------------------------------------------------------

----------------------------
     * A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

-------------------------------  ---------------------------  -----------------------------------------------------------

                                    POSITIONS HELD WITH       PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
   NAME, ADDRESS AND AGE                 REGISTRANT

-------------------------------  ---------------------------  -----------------------------------------------------------

GARY T. CRUM (52)                      Vice President         Director and President, A I M Capital Management, Inc.;
                                                              Director and Executive Vice  President, A I M  Management
                                                              Group Inc.; Director and Senior Vice President, A I M
                                                              Advisors, Inc.; and Director, A I M  Distributors, Inc.
                                                              and AMVESCAP PLC.

-------------------------------  ---------------------------  -----------------------------------------------------------

CAROL F. RELIHAN (45)                  Vice President         Director, Senior Vice President, General Counsel and
                                                              Secretary, A I M Advisors, Inc.; Senior Vice President,
                                                              General Counsel and  Secretary, A I M Management Group
                                                              Inc.; Director, Vice President and General Counsel, Fund
                                                              Management Company; Vice President and General Counsel,
                                                              A I M Fund Services,  Inc.; and Vice  President, A I M
                                                              Capital Management, Inc. and A I M Distributors, Inc.

-------------------------------  ---------------------------  -----------------------------------------------------------

SAMUEL D. SIRKO (40)                 Vice President and       Assistant General Counsel and Assistant Secretary of A I
                                         Secretary            M Management Group, Inc., A I M Capital Management,  Inc.,
                                                              A I M Distributors, Inc., A I M Fund  Services, Inc., and
                                                              Fund Management Company; and Vice President, Assistant
                                                              General Counsel and Assistant Secretary of A I M Advisors,
                                                              Inc.

-------------------------------  ---------------------------  -----------------------------------------------------------

DANA R. SUTTON (41)                  Vice President and       Vice President and Fund Controller, A I M Advisors, Inc.;
                                         Treasurer            and Assistant Vice  President and  Assistant Treasurer,
                                                              Fund Management Company."

-------------------------------  ---------------------------  -----------------------------------------------------------


The sixth paragraph appearing under the heading "PERFORMANCE INFORMATION" on page 57 of the Statement of Additional Information is deleted and replaced with the following:

           "The Mid Cap Fund may participate in the IPO market, and a significant portion of the Fund's returns may be attributable to its investment in IPOs, which have a magnified impact due to the Fund's small asset base. There is no guarantee that as the Fund's assets grow, it will continue to invest to the same degree in IPOs or that it will experience substantially similar performance."